Property, Plant and Equipment - Schedule of Impairment Losses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales	¥ (1,571,588)	¥ (1,580,217)	¥ (1,426,678)
Research and development expenses	(675,924)	(730,227)	(729,924)
Accumulated impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales	(3,358)	(1,485)	(6,225)
Selling, general and administrative expenses	(33)	(34)	0
Research and development expenses	(7,359)	(1)	(1,307)
Other operating expenses	(4,869)	(3,257)	(7,923)
Total	¥ (15,619)	¥ (4,778)	¥ (15,454)